                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_] ; Amendment Number: ___________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Grisanti Brown & Partners LLC
Address: 777 Third Avenue
         Suite 21 C
         New York, New York 10017

Form 13F File Number: 28- 05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all informa-tion contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christopher C. Grisanti
Title:   Principal
Phone:   (212) 218-5300

Signature, Place, and Date of Signing:

 /s/ Christopher C. Grisanti       New York, New York       November 11, 2011
------------------------------   ----------------------  -----------------------
         [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         66
Form 13F Information Table Value Total: $   287099
                                       -----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

Grisanti Brown & Partners LLC
Form 13F Information Table
9/30/2011

                                                                                                      Voting      Authority
                                   Title                   Value    Shares/ Sh/ Put/ Invstmt  Other
        Name of Issuer           of Class       CUSIP    (x$1000)   Prn Amt Prn Call Dscretn Managers  Sole    Shared    None
------------------------------- ------------- ---------  --------- -------- --- ---- ------- -------- ------- --------- ------
ABBOTT LABS                     com           002824100      17441   341035 SH       Sole              341035
ACCURIDE CORP NEW               com new       00439T206        298    58265 SH       Sole               58265
AIR LEASE CORP                  cl A          00912X302      14665   763780 SH       Sole              763780
AK STL HLDG CORP                com           001547108        372    56900 SH       Sole               56900
ALCOA INC                       com           013817101        501    52400 SH       Sole               52400
APPLE INC                       com           037833100        309      810 SH       Sole                 810
ARCH COAL INC                   com           039380100        831    57000 SH       Sole               57000
ARCHER- DANIELS-MIDLAND CO      com           039483102         22      890 SH       Sole                 890
BANK OF AMERICA CORPORATION     com           060505104        228    37290 SH       Sole               37290
BOISE INC                       com           09746Y105       1177   227565 SH       Sole              227565
BP PLC                          spon adr      055622104      19481   540086 SH       Sole              540086
CIGNA CORP                      com           125509109        379     9040 SH       Sole                9040
CITIGROUP INC                   com new       172967424        186     7250 SH       Sole                7250
CLOUD PEAK ENERGY INC           com           18911Q102       1409    83150 SH       Sole               83150
COCA COLA CO                    com           191216100        656     9710 SH       Sole                9710
DU PONT EI DE NEMOURS & CO      com           263534109         24      600 SH       Sole                 600
DUNKIN' BRANDS GROUP INC        com           265504100        192     6920 SH       Sole                6920
EMC CORP MASS                   com           268648102        338    16095 SH       Sole               16095
EMERSON ELEC CO COM             com           291011104        207     5000 SH       Sole                5000
EXXON MOBIL CORPORATION         com           30231G102        664     9137 SH       Sole                9137
FORD MTR CO DEL                 com par $0.01 345370860        278    28800 SH       Sole               28800
GENERAL ELEC CO                 com           369604103      25129  1651061 SH       Sole             1651061
GENERAL MTRS CO                 com           37045V100      17890   886544 SH       Sole              886544
GOLDMAN SACHS GROUP COM         com           38141G104      13858   146567 SH       Sole              146567
HESS CORPORATION                com           42809h107        136     2597 SH       Sole                2597
INGERSOLL-RAND PLC              shs           G47791101        247     8800 SH       Sole                8800
INTL PAPER CO                   com           460146103      16230   698067 SH       Sole              698067
INTL BUSINESS MACHINES CORP     com           459200101        441     2520 SH       Sole                2520
JOHNSON & JOHNSON               com           478160104        705    11068 SH       Sole               11068
JPMORGAN CHASE & CO             com           46625H100      22203   737143 SH       Sole              737143
KIMBERLY CLARK CORP COM         com           494368103        275     3876 SH       Sole                3876
LABORATORY CRP OF AMER HLDGS    com           50540r409        180     2275 SH       Sole                2275
MACY'S INC                      com           55616P104        346    13145 SH       Sole               13145
MARATHON OIL CORP.              com           565849106       9491   439815 SH       Sole              439815
MARATHON PETE CORP              com           56585A102      18713   691529 SH       Sole              691529
MERCK & CO INC                  com           47822y105        466    14264 SH       Sole               14264
MICROSOFT CORP                  com           594918104      17586   706529 SH       Sole              706529
MONSANTO CO NEW                 com           61166w101         22      370 SH       Sole                 370
MORGAN STANLEY                  com new       617446448      11651   862395 SH       Sole              862395
MPG OFFICE TR INC               com           553274101        165    78180 SH       Sole               78180
NAVISTAR INTL                   com           63934E108        655    20400 SH       Sole               20400
PATRIOT COAL CORP               com           70336t104         72     8524 SH       Sole                8524
PEABODY ENERGY CORP             com           704549104        150     4415 SH       Sole                4415
PFIZER INC                      com           717081103         89     5050 SH       Sole                5050
PHILIP MORRIS INTERNATIONAL INC com           718172109        555     8900 SH       Sole                8900
PIONEER NATURAL RESOURCES CO    com           723787107        232     3525 SH       Sole                3525
PRECISION CASTPARTS CORP        com           740189105        342     2200 SH       Sole                2200
PROCTER & GAMBLE                unit ser 1    742718109        370     5858 SH       Sole                5858
QUALCOMM INC                    com           747525103        122     2500 SH       Sole                2500
RESEARCH IN MOTION LTD          com           760975102        163     8030 SH       Sole                8030
SIEMENS AG                      spon adr      826197501        101     1120 SH       Sole                1120
SPDR GOLD TRUST                 gold shs      78463V107         55      350 SH       Sole                 350
SPRINT NEXTEL CORP              com           852061100        286    94020 SH       Sole               94020
STATE STR CORP                  com           857477103        117     3625 SH       Sole                3625
TEMPLE INLAND INC               com           879868107        341    10860 SH       Sole               10860
TEVA PHARMACEUTICALS INDS LTD   adr           881624209        236     6340 SH       Sole                6340
BLACKSTONE GROUP LP             com unit ltd  09253U108         25     2083 SH       Sole                2083
MOSAIC CO                       com           61945A107      15193   310243 SH       Sole              310243
TRANSOCEAN LTD                  reg shs       H8817H100        492    10300 SH       Sole               10300
U.S. BANCORP                    com           902973304        143     6060 SH       Sole                6060
VALERO ENERGY CORP NEW          com           91913y100      21152  1189637 SH       Sole             1189637
VALSPAR CORP                    com           920355104       9659   309480 SH       Sole              309480
VERIZON COMMUNICATIONS INC      com           92343V104        405    11000 SH       Sole               11000
VISTEON CORP                    com new       92839U206      19970   464421 SH       Sole              464421
WALT DISNEY CO                  com           254687106         92     3050 SH       Sole                3050
WILLIAMS COS  INC               com           969457100        693    28480 SH       Sole               28480

TOTAL VALUE                                                 287099
===============================                           ========